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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hambrecht & Quist Capital Management LLC
                 ----------------------------------------
   Address:      30 Rowes Wharf, 4th floor
                 ----------------------------------------
                 Boston, MA 02110-3328
                 ----------------------------------------

                 ----------------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathleen Eckert
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   617-772-8500
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Kathleen Eckert             Boston, MA          8/11/06
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         79
                                        --------------------

Form 13F Information Table Value Total:      $429,869
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                      FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- --------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- --------- --------- ----- ------ ------------ ---------- ------ -------- ------
ACADIA Pharmaceuticals,
 Inc.                          Common      004225108    6,076     719,868  SH              Sole         NA      Sole
Adeza Biomedical
 Corporation                   Common      006864102    4,070     290,300  SH              Sole         NA      Sole
Akorn, Inc.                    Common      009728106    3,538     888,889  SH              Sole         NA      Sole
Alexza Pharmaceuticals,
 Inc.                          Common      015384100    4,215     575,000  SH              Sole         NA      Sole
Align Technology, Inc.         Common      016255101    9,688   1,311,000  SH              Sole         NA      Sole
Allscripts Healthcare
 Solutions, Inc.               Common      01988P108    2,299     131,000  SH              Sole         NA      Sole
American Medical Systems
 Holdings, Inc.                Common      02744M108    5,778     347,000  SH              Sole         NA      Sole
Amgen, Inc.                    Common      031162100    7,391     113,300  SH              Sole         NA      Sole
Ariad Pharmaceuticals,
 Inc.                          Common      04033A100    6,671   1,479,195  SH              Sole         NA      Sole
Avalon Pharmaceuticals,
 Inc.                          Common      05346P106    1,567     462,121  SH              Sole         NA      Sole
Barr Pharmaceuticals,
 Inc.                          Common      068306109    5,232     109,700  SH              Sole         NA      Sole
Barrier Therapeutics, Inc.     Common      06850R108    5,436     831,200  SH              Sole         NA      Sole
Bioenvision, Inc.              Common      09059N100    1,873     351,500  SH              Sole         NA      Sole
Biogen Idec Inc.               Common      09062X103    2,317      50,000  SH              Sole         NA      Sole
Caraco Pharmaceutical
 Laboratories, Inc.            Common      14075T107    2,792     305,100  SH              Sole         NA      Sole
Celgene Corp.                  Common      151020104    5,217     110,000  SH              Sole         NA      Sole
Coley Pharmaceutical
 Group, Inc.                   Common      19388P106      289      25,000  SH              Sole         NA      Sole
Conor MedSystems, Inc.         Common      208264101   24,994     914,299  SH              Sole         NA      Sole
Corcept Therapeutics,
 Inc.                          Common      218352102    2,247     554,800  SH              Sole         NA      Sole
Critical Therapeutics,
 Inc.                          Common      22674T105    1,925     534,805  SH              Sole         NA      Sole
Cubist Pharmaceuticals,
 Inc.                          Common      229678107   17,151     681,139  SH              Sole         NA      Sole
Cytokinetics, Inc.             Common      23282W100    1,097     174,429  SH              Sole         NA      Sole
deCODE Genetics, Inc.          Common      243586104    2,849     460,232  SH              Sole         NA      Sole
DepoMed, Inc.                  Common      249908104    7,921   1,349,388  SH              Sole         NA      Sole
DJO Incorporated               Common      23325G104    4,420     120,000  SH              Sole         NA      Sole
DOV Pharmaceutical, Inc.       Common      259858108      535     252,500  SH              Sole         NA      Sole
Eclipsys Corporation           Common      278856109    3,632     200,000  SH              Sole         NA      Sole
Emageon, Inc.                  Common      29076V109    9,005     617,224  SH              Sole         NA      Sole
Emdeon Corporation             Common      290849108    5,169     416,500  SH              Sole         NA      Sole
Endo Pharmaceuticals Holdings  Common      29264F205    2,434      73,800  SH              Sole         NA      Sole
Epix Pharmaceuticals, Inc.     Common      26881Q101    3,149     723,800  SH              Sole         NA      Sole
Exelixis, Inc.                 Common      30161Q104    7,884     784,430  SH              Sole         NA      Sole
Forest Laboratories, Inc.      Common      345838106    6,751     174,500  SH              Sole         NA      Sole
Gen Probe, Inc.                Common      36866T103    3,941      73,000  SH              Sole         NA      Sole
Genentech, Inc.                Common      368710406    8,016      98,000  SH              Sole         NA      Sole
Genomic Health, Inc.           Common      37244C101    2,483     210,952  SH              Sole         NA      Sole
Genzyme Corporation            Common      372917104   14,896     244,000  SH              Sole         NA      Sole
Gilead Sciences, Inc.          Common      375558103   23,457     396,500  SH              Sole         NA      Sole
Idenix Pharmaceuticals, Inc.   Common      45166R204    6,510     692,500  SH              Sole         NA      Sole
IDEXX Laboratories, Inc.       Common      45168D104   11,938     158,900  SH              Sole         NA      Sole
Insmed Inc.                    Common      457669208    1,887   1,179,400  SH              Sole         NA      Sole
Inspire Pharmaceuticals,
 Inc.                          Common      457733103    7,390   1,589,315  SH              Sole         NA      Sole
I-trax, Inc.                   Common      45069D203    5,708     160,000  SH              Sole         NA      Sole
Kosan Biosciences, Inc.        Common      50064W107    2,596     648,888  SH              Sole         NA      Sole
K-V Pharmaceutical Co.          CL A       482740206    2,234     119,700  SH              Sole         NA      Sole
Lexicon Genetics, Inc.         Common      528872104    3,398     774,000  SH              Sole         NA      Sole
Medco Health Solutions, Inc.   Common      58405U102    8,076     141,000  SH              Sole         NA      Sole
MedImmune, Inc.                Common      584699102    6,843     252,500  SH              Sole         NA      Sole
Medwave, Inc.                  Common      585081102    3,232   1,277,372  SH              Sole         NA      Sole
MGI PHARMA, Inc.               Common      552880106    8,772     408,000  SH              Sole         NA      Sole

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
      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- --------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- --------- --------- ----- ------ ------------ ---------- ------ -------- ------
Momenta Pharmaceuticals,
 Inc.                          Common      60877T100    2,320     182,559  SH              Sole         NA      Sole
Myogen, Inc.                   Common      62856E104    3,010     103,780  SH              Sole         NA      Sole
Myriad Genetics, Inc.          Common      62855J104    5,820     230,500  SH              Sole         NA      Sole
National Med Health Card
 Systems, Inc.                 Common      636918302    4,215     305,405  SH              Sole         NA      Sole
Neurogen Corporation           Common      64124E106    4,722     922,200  SH              Sole         NA      Sole
NitroMed, Inc.                 Common      654798503    3,493     723,100  SH              Sole         NA      Sole
Noven Pharmaceuticals,
 Inc.                          Common      670009109    5,454     304,700  SH              Sole         NA      Sole
Orthovita, Inc.                Common      68750U102    6,963   1,649,900  SH              Sole         NA      Sole
PDL BioPharma Inc.             Common      69329Y104    2,284     124,080  SH              Sole         NA      Sole
Pfizer, Inc.                   Common      717081103    4,811     205,000  SH              Sole         NA      Sole
Pharmacopeia Drug
 Discovery, Inc.               Common      7171EP101    2,127     531,700  SH              Sole         NA      Sole
Point Therapeutics, Inc.       Common      730694106    1,657     668,100  SH              Sole         NA      Sole
Rigel Pharmaceuticals, Inc.    Common      766559603    1,492     153,300  SH              Sole         NA      Sole
Sangamo Biosciences, Inc.      Common      800677106    2,453     415,700  SH              Sole         NA      Sole
Schering-Plough Corporation    Common      806605101    5,296     278,300  SH              Sole         NA      Sole
Seattle Genetics, Inc.         Common      812578102    4,977   1,081,900  SH              Sole         NA      Sole
Senomyx, Inc.                  Common      81724Q107    4,823     334,250  SH              Sole         NA      Sole
SGX Pharmaceuticals, Inc.      Common      78423C108    1,949     378,480  SH              Sole         NA      Sole
Taro Pharmaceuticals
 Industries Ltd.               Common      M8737E108    2,520     237,500  SH              Sole         NA      Sole
Telik, Inc.                    Common      87959M109    2,806     170,058  SH              Sole         NA      Sole
Tercica, Inc.                  Common      88078L105    5,639   1,065,940  SH              Sole         NA      Sole
Teva Pharmaceutical
 Industries, Ltd.               ADR        881624209   11,947     378,177  SH              Sole         NA      Sole
Theravance, Inc.               Common      88338T104    8,790     384,157  SH              Sole         NA      Sole
Third Wave Technologies, Inc.  Common      88428W108    2,765     927,713  SH              Sole         NA      Sole
United Therapeutics Corp.      Common      91307C102    8,625     149,300  SH              Sole         NA      Sole
UnitedHealth Group, Inc.       Common      91324P102    3,582      80,000  SH              Sole         NA      Sole
VNUS Medical Technologies,
 Inc.                          Common      928566108    7,789     929,458  SH              Sole         NA      Sole
Zix Corp.                      Common      98974P100    2,079   2,475,000  SH              Sole         NA      Sole
ZymoGenetics, Inc.             Common      98985T109    8,472     446,600  SH              Sole         NA      Sole

COLUMN TOTALS                                       $ 429,869